Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Debt Covenant Ratios	The ratios for the periods mentioned were as follows:

	Fixed Charge Coverage Ratio	Leverage Ratio
March 31, 2025	2.14	3.80
June 30, 2025	2.05	3.53
September 30, 2025	2.26	3.24
December 31, 2025	2.17	3.36

Schedule of Information Related to the Standby Letters of Credit	The following table presents information related to the standby letters of credit:

Bank	Currency	Amount
Banco Bilbao Vizcaya Argentaria, S.A.	$	45,000
J.P. Morgan	$	20,000
Itaú	$	15,000

These letters of credit contain a limited number of customary affirmative and negative covenants, including a maximum indebtedness to EBITDA ratio, as follows:

Bank	Ratio	Required Maximum Ratio	As of December 31, 2025
Banco Bilbao Vizcaya Argentaria, S.A.	Net indebtedness to EBITDA (including interest payable)	4.0	0.17
J.P. Morgan	Indebtedness to EBITDA (including interest payable)	4.5	0.89
Itaú	Net indebtedness to EBITDA (not including interest payable)	4.5	0.21

Schedule of Provision for Contingencies
The breakdown of the provision for contingencies is as follows:

Description	Balance at beginning of period	Accruals, net	Settlements	Reclassifications and increase of judicial deposits	Translation	Balance at end of period
Year ended December 31, 2025:
Tax contingencies in Brazil (i)	$22,113	$15,699	$—	$—	$2,953	$40,765
Labor contingencies in Brazil (ii)	8,821	16,165	(16,539)	408	1,103	9,958
Other (iii)	5,763	4,458	(2,935)	(17)	415	7,684
Subtotal	36,697	36,322	(19,474)	391	4,471	58,407
Judicial deposits (iv)	(6,341)	—	—	(424)	(788)	(7,553)
Provision for contingencies	$30,356	$36,322	$(19,474)	$(33)	$3,683	$50,854

Year ended December 31, 2024:
Tax contingencies in Brazil (i)	$40,583	$(10,994)	$(363)	$—	$(7,113)	$22,113
Labor contingencies in Brazil (ii)	12,674	14,475	(15,730)	—	(2,598)	8,821
Other (iii)	5,929	3,720	(2,979)	—	(907)	5,763
Subtotal	59,186	7,201	(19,072)	—	(10,618)	36,697
Judicial deposits (iv)	(8,567)	—	—	419	1,807	(6,341)
Provision for contingencies	$50,619	$7,201	$(19,072)	$419	$(8,811)	$30,356

Year ended December 31, 2023:
Tax contingencies in Brazil (i)	$28,505	$10,697	$(151)	$—	$1,532	$40,583
Labor contingencies in Brazil (ii)	14,095	14,231	(17,377)	556	1,169	12,674
Other (iii)	10,145	(668)	(4,494)	(3)	949	5,929
Subtotal	52,745	24,260	(22,022)	553	3,650	59,186
Judicial deposits (iv)	(7,906)	—	—	80	(741)	(8,567)
Provision for contingencies	$44,839	$24,260	$(22,022)	$633	$2,909	$50,619

(i)In 2025, 2024 and 2023, it includes mainly INSS (Instituto Nacional do Seguro Social) and CIDE (Contribuições de Intervenção no Domínio Econômico).
(ii)It primarily relates to dismissals in the normal course of business.
(iii)It relates to tax and labor contingencies in other countries and civil contingencies in all countries.
(iv)It primarily relates to judicial deposits the Company was required to make in connection with the proceedings in Brazil.